SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended			12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021		Sep. 30, 2020	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost				$ 66,213		$ 61,538	$ 61,538
Accumulated amortization				(40,383)		(36,720)	(36,720)
Opening net book value				25,830		24,818	24,818
Additions				6,484	[1]		7,668
Reclassification
Depletion and amortization				(5,565)			(4,792)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]			(433)			(1,864)
Closing net book value		$ 25,564		25,564			25,830
Impairment (3)		(752)		(752)
Cost		70,903		70,903			66,213
Accumulated amortization		(45,339)		(45,339)			(40,383)
Mining Properties [Member]
IfrsStatementLineItems [Line Items]
Cost				36,400		31,774	31,774
Accumulated amortization				(21,930)		(20,198)	(20,198)
Opening net book value				14,470		11,576	11,576
Additions				3,350	[1]		1,416
Reclassification				1,435			4,046
Depletion and amortization				(3,207)			(2,191)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]			(266)			(377)
Closing net book value		15,692		15,692			14,470
Impairment (3)				(90)
Cost		40,546		40,546			36,400
Accumulated amortization		(24,854)		(24,854)			(21,930)
Mining Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost				21,576		16,887	16,887
Accumulated amortization				(12,687)		(11,267)	(11,267)
Opening net book value				8,889		5,620	5,620
Additions				308	[1]		1,873
Reclassification				382			3,333
Depletion and amortization				(1,964)			(2,101)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]			(139)			164
Closing net book value		7,090		7,090			8,889
Impairment (3)				(386)
Cost		21,506		21,506			21,576
Accumulated amortization		(14,416)		(14,416)			(12,687)
Processing Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost				6,075		6,160	6,160
Accumulated amortization				(5,079)		(5,036)	(5,036)
Opening net book value				996		1,124	1,124
Additions				214	[1]		673
Reclassification				18
Depletion and amortization				(213)			(298)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]			(15)			(503)
Closing net book value		767		767			996
Impairment (3)				(233)
Cost		5,968		5,968			6,075
Accumulated amortization		(5,201)		(5,201)			(5,079)
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Cost				522		5,071	5,071
Accumulated amortization
Opening net book value				522		5,071	5,071
Additions				2,599	[1]		3,658
Reclassification				(1,835)			(7,325)
Depletion and amortization
Increase (decrease) through net exchange differences, property, plant and equipment	[2]			(10)			(882)
Closing net book value		1,233		1,233			522
Impairment (3)				(43)
Cost		1,233		1,233			522
Accumulated amortization
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Cost				1,640		1,646	1,646
Accumulated amortization				(687)		(219)	(219)
Opening net book value				953		$ 1,427	1,427
Additions				13	[1]		48
Reclassification							(54)
Depletion and amortization				(181)			(202)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]			(3)			(266)
Closing net book value		782		782			953
Impairment (3)
Cost		1,650		1,650			1,640
Accumulated amortization		$ (868)		$ (868)			$ (687)

[1]	During the nine months ended September 30, 2021, the Company incurred $2,599 in sustaining capital expenditures recorded as assets under construction (September 30, 2020 – $2,931), primarily relating to ventilation and dewatering systems at the Platosa Mine. The associated assets will be reclassified to their appropriate asset class when commissioned.
[2]	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.